Quarterly Report
May 31, 2019
MFS®  Low Volatility Global
Equity Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 1.9%
Lockheed Martin Corp.	12,959	$4,387,140
Airlines – 0.4%
Malaysia Airports Holdings Berhad	602,000	$1,054,452
Apparel Manufacturers – 0.5%
Gildan Activewear, Inc.	34,865	$1,257,232
Automotive – 0.9%
USS Co. Ltd.	112,400	$2,125,062
Broadcasting – 0.7%
Publicis Groupe S.A.	32,144	$1,755,983
Business Services – 3.6%
Auto Trader Group PLC	260,440	$1,975,109
Forrester Research, Inc.	56,325	2,564,477
Infosys Technologies Ltd., ADR	378,839	3,966,445
		$8,506,031
Cable TV – 0.4%
Comcast Corp., “A”	22,008	$902,328
Computer Software – 2.0%
Adobe Systems, Inc. (a)	17,488	$4,737,499
Computer Software - Systems – 2.3%
NICE Systems Ltd., ADR (a)	38,131	$5,332,620
Construction – 2.0%
AvalonBay Communities, Inc., REIT	17,280	$3,508,013
Rinnai Corp.	17,600	1,147,655
		$4,655,668
Consumer Products – 2.7%
Kimberly-Clark Corp.	17,576	$2,247,795
L'Oréal	4,121	1,106,747
Procter & Gamble Co.	28,256	2,907,825
		$6,262,367
Electronics – 3.5%
Kyocera Corp.	55,700	$3,394,249
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	123,450	4,734,308
		$8,128,557
Energy - Integrated – 1.0%
Royal Dutch Shell PLC, “B”	78,835	$2,458,174
Food & Beverages – 8.7%
Archer Daniels Midland Co.	24,288	$930,716
General Mills, Inc.	61,578	3,044,416
Marine Harvest	101,679	2,358,495
Mondelez International, Inc.	39,825	2,025,101
Nestle S.A.	45,468	4,515,765
PepsiCo, Inc.	37,037	4,740,736

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Sligro Food Group N.V.	34,039	$1,271,992
Toyo Suisan Kaisha Ltd.	37,100	1,451,613
		$20,338,834
Food & Drug Stores – 4.4%
Dairy Farm International Holdings Ltd.	280,000	$2,142,000
Lawson, Inc.	42,800	2,002,455
Seven & I Holdings Co. Ltd.	67,600	2,275,950
Tesco PLC	307,767	879,963
Wesfarmers Ltd.	119,925	3,074,240
		$10,374,608
Gaming & Lodging – 2.4%
Crown Resorts Ltd.	255,917	$2,224,446
Genting Berhad	2,291,400	3,494,105
		$5,718,551
Health Maintenance Organizations – 1.6%
Cigna Corp.	12,085	$1,788,822
Humana, Inc.	8,168	2,000,016
		$3,788,838
Insurance – 4.5%
Beazley PLC	251,067	$1,771,156
Everest Re Group Ltd.	14,554	3,604,444
MetLife, Inc.	39,961	1,846,598
Samsung Fire & Marine Insurance Co. Ltd.	7,592	1,727,628
Zurich Insurance Group AG	5,127	1,661,181
		$10,611,007
Internet – 0.7%
Alphabet, Inc., “A” (a)	1,597	$1,767,080
Machinery & Tools – 0.5%
Doosan Bobcat, Inc.	37,820	$1,070,228
Major Banks – 1.8%
Bank of Nova Scotia	20,180	$1,023,126
PNC Financial Services Group, Inc.	9,350	1,189,881
Royal Bank of Canada	27,623	2,075,868
		$4,288,875
Medical Equipment – 3.0%
EssilorLuxottica	17,938	$2,057,460
Terumo Corp.	176,000	4,975,259
		$7,032,719
Natural Gas - Distribution – 0.5%
Tokyo Gas Co. Ltd.	46,700	$1,160,971
Natural Gas - Pipeline – 1.0%
Enbridge, Inc.	62,855	$2,317,464
Other Banks & Diversified Financials – 3.4%
Bangkok Bank Public Co. Ltd.	142,300	$883,544
Credicorp Ltd.	10,136	2,268,437
Komercni Banka A.S.	40,185	1,516,749
U.S. Bancorp	47,833	2,401,216

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Zions Bancorp NA	18,924	$815,057
		$7,885,003
Pharmaceuticals – 10.9%
Eli Lilly & Co.	23,051	$2,672,533
Johnson & Johnson	46,431	6,089,426
Merck & Co., Inc.	43,823	3,471,220
Novartis AG	15,779	1,356,876
Pfizer, Inc.	117,292	4,869,964
Roche Holding AG	27,103	7,112,403
		$25,572,422
Pollution Control – 1.9%
Waste Connections, Inc.	46,774	$4,426,691
Precious Metals & Minerals – 1.2%
Franco-Nevada Corp.	37,193	$2,871,753
Railroad & Shipping – 0.8%
Canadian National Railway Co.	21,741	$1,926,035
Real Estate – 6.9%
Grand City Properties S.A.	164,591	$4,229,075
Life Storage, Inc., REIT	17,257	1,661,504
Public Storage, Inc., REIT	7,188	1,709,882
STORE Capital Corp., REIT	169,238	5,791,324
Sun Communities, Inc., REIT	21,605	2,728,063
		$16,119,848
Restaurants – 3.7%
McDonald's Corp.	18,998	$3,766,734
Starbucks Corp.	64,955	4,940,477
		$8,707,211
Specialty Chemicals – 1.1%
Symrise AG	27,387	$2,565,729
Specialty Stores – 2.1%
ABC-MART, Inc.	78,900	$4,923,337
Telecommunications - Wireless – 3.0%
Advanced Info Service Public Co. Ltd.	246,400	$1,502,653
KDDI Corp.	141,000	3,621,589
Vodafone Group PLC	1,187,463	1,937,699
		$7,061,941
Telephone Services – 4.2%
HKT Trust and HKT Ltd.	2,137,000	$3,369,239
TELUS Corp.	106,509	3,929,117
Verizon Communications, Inc.	45,943	2,497,002
		$9,795,358
Tobacco – 1.4%
Imperial Tobacco Group PLC	29,659	$718,684
Japan Tobacco, Inc.	114,800	2,632,999
		$3,351,683

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 7.5%
American Electric Power Co., Inc.	29,201	$2,514,790
Avangrid, Inc.	32,928	1,648,376
CEZ A.S.	36,002	838,201
CLP Holdings Ltd.	347,000	3,923,892
Duke Energy Corp.	11,091	949,501
Evergy, Inc.	40,653	2,363,565
WEC Energy Group, Inc.	33,215	2,675,468
Xcel Energy, Inc.	49,043	2,812,126
		$17,725,919
Total Common Stocks		$232,965,218
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.46% (v)	2,459,114	$2,459,114

Other Assets, Less Liabilities – (0.2)%		(443,429)
Net Assets – 100.0%		$234,980,903
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,459,114 and $232,965,218, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$100,571,115	$—	$—	$100,571,115
Japan	3,454,067	26,257,071	—	29,711,138
Canada	19,827,287	—	—	19,827,287
Switzerland	1,356,876	13,289,350	—	14,646,226
United Kingdom	—	9,740,785	—	9,740,785
Hong Kong	9,435,132	—	—	9,435,132
Germany	6,794,804	—	—	6,794,804
Israel	5,332,620	—	—	5,332,620
Australia	2,224,447	3,074,240	—	5,298,687
Other Countries	28,047,311	3,560,113	—	31,607,424
Mutual Funds	2,459,114	—	—	2,459,114
Total	$179,502,773	$55,921,559	$—	$235,424,332
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,215,317	$79,068,177	$77,824,352	$89	$(117)	$2,459,114
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$41,527	$—

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2019, are as follows:
United States	43.6%
Japan	12.6%
Canada	8.4%
Switzerland	6.2%
United Kingdom	4.1%
Hong Kong	4.0%
Germany	2.9%
Israel	2.3%
Australia	2.3%
Other Countries	13.6%